Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES:
Gross written premiums	$ 666,709	$ 700,146	$ 688,678
Ceded written premiums	(209,106)	(210,597)	(191,465)
Net written premiums	457,603	489,549	497,213
Net change in unearned premiums	(3,797)	(6,419)	(50,061)
Net premiums earned	453,806	483,130	447,152
Investment income	54,744	51,883	40,460
Net realized gain on investments	2,252	589	6,723
Net unrealized gain on investments	3,170	1,390	2,684
Change in allowance for expected credit losses on investments	187	29	368
Other revenues	2,720	1,988	1,862
Total revenues	516,879	539,009	499,249
EXPENSES:
Net loss and loss adjustment expenses	(215,782)	(216,112)	(189,087)
Net policy acquisition expenses	(76,870)	(79,535)	(74,976)
General and administrative expenses	(97,047)	(90,362)	(78,927)
Change in allowance for expected credit losses on receivables	(856)	(1,482)	(2,452)
Change in fair value of derivative financial liabilities	0	(4,928)	(27,289)
Other expenses	(7,263)	(6,169)	(5,594)
Net foreign exchange gain (loss)	8,079	(8,130)	5,124
Total expenses	(389,739)	(406,718)	(373,201)
Income before income taxes	127,140	132,291	126,048
Income tax credit (expense)	10	2,860	(7,854)
Net Income	$ 127,150	$ 135,151	$ 118,194
Earnings Per Share [Abstract]
Basic earnings per share attributable to equity holders (in USD per share)	$ 2.92	$ 3.01	$ 2.58
Diluted earnings per share attributable to equity holders (in Dollars per share)	$ 2.89	$ 2.98	$ 2.55